Equity investment - Summary of investment in V-Click (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity investment
Balance at the beginning of year	$ 354	$ 460
Share of losses	(75)	(107)
Exchange differences		1
Balance at the end of year	$ 279	$ 354